Segment Information (Contributions of Profitability Information For Reportable Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	$ 64,886	$ 65,368	$ 66,581
Income (loss) before income taxes	8,706	(947)	4,417
Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	(461)	(240)	(240)
Injection Molded Plastic Parts [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	20,325	25,531	28,956
Income (loss) before income taxes	6,025	(1,197)	3,686
Injection Molded Plastic Parts [Member] | Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	(461)	(178)	(178)
Electronic Products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	45,022	40,077	37,865
Income (loss) before income taxes	3,992	1,544	2,077
Electronic Products [Member] | Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales		(62)	(62)
Segment Total [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	65,347	65,608	66,821
Income (loss) before income taxes	10,017	347	5,763
Sales eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	(461)	(240)	(240)
Sales eliminations [Member] | Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	461	240	240
Corporate expenses [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Income (loss) before income taxes	$ (1,311)	$ (1,294)	$ (1,346)